SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

19. SUBSEQUENT EVENTS

The Company evaluated the effect of events and transactions subsequent to the unaudited condensed consolidated balance sheet date of September 30, 2022 through the date of issuance of the unaudited condensed consolidated financial statements and determined that no subsequent events have occurred that require recognition in the unaudited condensed consolidated financial statements or disclosure in the notes to the unaudited condensed consolidated financial Statements.

20. SUBSEQUENT EVENTS

Forfeiture of Common Stock

A share forfeiture agreement (the “Share Forfeiture Agreement”) dated January 20, 2022, between the Company and Mr. How Kok Choong, the CEO and director of the Company, pursuant to which Mr. How Kok Choong agreed to forfeit 215,008,035 shares of common stock of the Company.